UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY           08/20/03
---------------------   ------------------------  -----------
    [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     66,262,598
                                          -----------------------

Form 13F Information Table Value Total:  $ 870,863,662
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

-----------------------------------------------------------------------------------------------------------------

              Item 1:                       Item 2:         Item 3:           Item 4:               Item 5:
                                                                                                    Shares of
          Name of Issuer                    Title of        CUSIP             Fair Market           Principal
                                            Class           Number            Value                 Amount

-----------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO-CL A                 COMMON          002896207           11,267,406             396,600
-----------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS COM                     COMMON          00751Y10            43,261,533             710,370
-----------------------------------------------------------------------------------------------------------------
ALLSTREAM INC - CL B LTD VOTING             COMMON          02004C204            9,133,488             268,632
-----------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR COM                   COMMON          02607P30             2,236,500             150,000
-----------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR COM                   COMMON          02607P107            4,323,000             300,000
-----------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC COM                     COMMON          00184A105           32,180,000           2,000,000
-----------------------------------------------------------------------------------------------------------------
AT&T CORP COM                               COMMON          00195710            38,513,475           2,000,700
-----------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC COM                        COMMON          07330210             3,069,032             927,200
-----------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM                   COMMON          09067J109           42,354,000             900,000
-----------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS CORP CL A               COMMON          12686C109               73,802               3,555
-----------------------------------------------------------------------------------------------------------------
CENDANT CORP COM                            COMMON          151313103           36,640,000           2,000,000
-----------------------------------------------------------------------------------------------------------------
DADE BEHRING INC                            COMMON          23342J20            25,056,795           1,080,500
-----------------------------------------------------------------------------------------------------------------
ELAN PLC ADR                                COMMON          28413120             2,820,000             500,000
-----------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A                COMMON          35244810             3,000,000             300,000
-----------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM                   COMMON          36866W106           16,685,835           3,330,506
-----------------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP COM                        COMMON          37329810             5,685,000             300,000
-----------------------------------------------------------------------------------------------------------------
GLOBIX CORP                                 COMMON          37957F20             3,959,292           1,319,764
-----------------------------------------------------------------------------------------------------------------
GRUPO TMM S A SP ADR A SHS                  COMMON          40051D10               110,000              50,000
-----------------------------------------------------------------------------------------------------------------
HALLIBURTON CO COM                          COMMON          40621610            11,500,000             500,000
-----------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP COM                        COMMON          42192410             1,045,096           2,009,800
-----------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD                     COMMON          44930K108              904,825           1,064,500
-----------------------------------------------------------------------------------------------------------------
IMPSAT FIBER NETWORKS                       COMMON          45321T202            2,175,329           1,510,645
-----------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS COM                   COMMON          46069010            20,070,000           1,500,000
-----------------------------------------------------------------------------------------------------------------
ISHARES INC MSCI JAPAN                      COMMON          46428684            32,849,495           4,518,500
-----------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC                          COMMON          912080108           12,725,095           2,405,500
-----------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM                  COMMON          49455P10            10,930,000             200,000
-----------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06  WARRANTS        494580111              217,282              65,863
-----------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06  WARRANTS        494580129              406,547             165,263
-----------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS COM                    COMMON          495582108            7,643,894             517,879
-----------------------------------------------------------------------------------------------------------------
KMART HOLDING CORP                          COMMON          498780105            7,841,795             289,900
-----------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL                       COMMON          50730R102            2,016,173             270,991
-----------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - A                      COMMON          53071810            40,010,316           3,461,100
-----------------------------------------------------------------------------------------------------------------
MIRANT CORP                                 COMMON          604675108              580,000             200,000
-----------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                COMMON          61990830            11,326,954           2,029,920
-----------------------------------------------------------------------------------------------------------------
NEXTWAVE                                    COMMON          65332M103           17,072,987           6,695,289
-----------------------------------------------------------------------------------------------------------------
NOVAMERICAN STL INC COM                     COMMON          66995910                39,150               5,400
-----------------------------------------------------------------------------------------------------------------
PEPSI BOTTLING GROUP INC                    COMMON          71340910            20,400,520           1,019,007
-----------------------------------------------------------------------------------------------------------------
PG&E CORP                                   COMMON          69331C108           12,399,547             586,267
-----------------------------------------------------------------------------------------------------------------
PMI GROUP INC COM                           COMMON          69344M10            13,420,000             500,000
-----------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                          COMMON          G7301810            16,731,337             845,017
-----------------------------------------------------------------------------------------------------------------
RCN CORP COM                                COMMON          749361101               42,687              21,559
-----------------------------------------------------------------------------------------------------------------
REGAL ENTMT GROUP CL A                      COMMON          75876610             4,912,303             208,325
-----------------------------------------------------------------------------------------------------------------
RELIANT RESOURCES INC                       COMMON          75952B105            1,839,000             300,000
-----------------------------------------------------------------------------------------------------------------
RENT A CTR INC NEW COM                      COMMON          76009N10             4,669,896              61,600
-----------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GRP CL A                 COMMON          82922610             7,700,019             663,223
-----------------------------------------------------------------------------------------------------------------
SPDR TR UNIT SER 1                          COMMON          78462F103            4,877,000              50,000
-----------------------------------------------------------------------------------------------------------------
TESORO PETE CORP COM                        COMMON          88160910            12,249,241           1,780,413
-----------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                       COMMON          902124106           57,168,728           3,012,051
-----------------------------------------------------------------------------------------------------------------
U S G CORP COM NEW                          COMMON          903293405            8,360,000             440,000
-----------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP COM                  COMMON          91290910            36,256,276           2,214,800
-----------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                             COMMON          913247508            6,248,520           1,225,200
-----------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW COM                  COMMON          91913Y10            22,036,070             606,553
-----------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC                   COMMON          93886220             2,557,767             116,793
-----------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP COM                   COMMON          97665710             7,461,787             257,303
-----------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC SPONSORED ADR           COMMON          37733W10            10,135,000             250,000
-----------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COM NEW                COMMON          74143730             5,170,068             400,470
-----------------------------------------------------------------------------------------------------------------
CONCORD EFS INC COM                         COMMON          20619710            15,511,936           1,053,800
-----------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL SOLS COM                  COMMON          31620P10             4,162,368             159,600
-----------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                         COMMON          08658R108                    0             354,500
-----------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                     COMMON          74925410               639,000             127,800
-----------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                     COMMON          43706C100              243,930              17,300
-----------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV E 7.5%        PREFERRED       00684850                 4,250              25,000
-----------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV SER D         PREFERRED       006848402               91,000              45,500
-----------------------------------------------------------------------------------------------------------------
CALPINE CAP TR III TIDES CONV 5%            PREFERRED       13134R30               540,000              15,000
-----------------------------------------------------------------------------------------------------------------
CALPINE CAP TR TIDES CV 5.75%               PREFERRED       13134620               774,000              18,000
-----------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                     PREFERRED       26854020               771,450              27,800
-----------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                     PREFERRED       26853P20             1,204,625              41,900
-----------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B EXCH13.5       PREFERRED       45880140               150,000               5,000
-----------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%       PREFERRED       530553304            1,599,424              99,964
-----------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C  PREFERRED       564621495              529,026             264,513
-----------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D   PREFERRED       564623053              180,000              90,000
-----------------------------------------------------------------------------------------------------------------
MCI CAP 8% (WORLDCOM)                       PREFERRED       55267Y20                35,000              10,000
-----------------------------------------------------------------------------------------------------------------
NRG ENERGY INC 6.50% 5/18/04                PREFERRED                               99,750               9,500
-----------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC CLL OPT 17.5000 07192003     CALL OPTION     7127139GW              137,500               2,500
-----------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK  CLL OPT 30.0000 07192003     CALL OPTION     8123879GF            1,365,000               3,500
-----------------------------------------------------------------------------------------------------------------
BIOVAIL CORP   CLL OPT 45.0000 08162003     CALL OPTION     0LE99A63               480,000               1,000
-----------------------------------------------------------------------------------------------------------------
PMI GROUP INC  CLL OPT 30.0000 09202003     CALL OPTION     6CC99A42               330,000               3,000
-----------------------------------------------------------------------------------------------------------------
A T & T CORP   CLL OPT 22.5000 10182003     CALL OPTION     0Y099075               120,000               1,500
-----------------------------------------------------------------------------------------------------------------
GEORGIA PACIFC CLL OPT 17.5000 10182003     CALL OPTION     3M999286               310,000               1,000
-----------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK  CLL OPT 30.0000 10182003     CALL OPTION     8U199880               530,000               1,000
-----------------------------------------------------------------------------------------------------------------
GUCCI GRP N V  CLL OPT 90.0000 01172004     CALL OPTION     4H799229             2,300,000               2,500
-----------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                       WARRANTS                                     0              25,000
-----------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                       WARRANTS        255013153                    0              10,611
-----------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS                     WARRANTS        582266110               43,638             106,434
-----------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                           WARRANTS                0               24,671              24,671
-----------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                       WARRANTS        08658T112                    0              15,305
-----------------------------------------------------------------------------------------------------------------
WTS MOTIENT CORP EXP                        WARRANTS        61990830               976,562             312,500
-----------------------------------------------------------------------------------------------------------------
SPX CORP COM                                COMMON          784635104            1,135,250              25,766
-----------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM                      COMMON          00437V10             2,844,900             130,500
-----------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                       COMMON          478160104           14,503,815             280,538
-----------------------------------------------------------------------------------------------------------------
AMGEN INC COM                               COMMON          03116210             1,984,015              29,621
-----------------------------------------------------------------------------------------------------------------
MATTEL INC COM                              COMMON          577081102              431,376              22,800
-----------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                            COMMON          629525957            4,708,765              59,582
-----------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                     COMMON          65163910             2,335,043              71,936
-----------------------------------------------------------------------------------------------------------------
PFIZER INC COM                              COMMON          717081103           16,820,787             492,556
-----------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                           COMMON          693475105            4,317,244              88,450
-----------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM                     COMMON          166751107           13,452,954             186,329
-----------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                              COMMON          925524308            3,884,430              88,970
-----------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR           COMMON          251566105            1,499,191              98,631
-----------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                              COMMON          254687106            4,431,900             224,400
-----------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                       COMMON          939322103            9,290,662             224,955
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                        COMMON          949746101           10,634,400             211,000
-----------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG                     COMMON                               7,493,422             491,008
-----------------------------------------------------------------------------------------------------------------
SAFEWAY PLC                                 COMMON                               6,398,952           1,500,000
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE GROUP                         COMMON                              17,183,564             652,900
-----------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                 $870,863,662          66,262,598
-----------------------------------------------------------------------------------------------------------------

                               [table continued]

                               [table continued]

------------------------------------------------------------------------------------------------------------------------------------
                                                            Item 6:                                              Item 8:
                  Item 1:                           Investment Discretion                 Item 7:           Voting Authority Shares
                                             ---------------------------------------------------------------------------------------
              Name of Issuer                            (b) Shared-                      Managers
                                              (a) Sole      as defined   (c) Shared -   See Instr. V    (a) Sole (b) Shared (c) None
                                                            by Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------

ABERCROMBIE & FITCH CO-CL A                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ALLSTREAM INC - CL B LTD VOTING                  X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS CORP CL A                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP COM                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING INC                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC ADR                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TMM S A SP ADR A SHS                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
IMPSAT FIBER NETWORKS                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC MSCI JAPAN                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS COM                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KMART HOLDING CORP                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - A                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NOVAMERICAN STL INC COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PEPSI BOTTLING GROUP INC                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP COM                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
REGAL ENTMT GROUP CL A                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RELIANT RESOURCES INC                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RENT A CTR INC NEW COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GRP CL A                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR UNIT SER 1                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
TESORO PETE CORP COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
U S G CORP COM NEW                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                                  X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC SPONSORED ADR                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COM NEW                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC COM                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL SOLS COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV E 7.5%             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV SER D              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR III TIDES CONV 5%                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR TIDES CV 5.75%                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B EXCH13.5            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MCI CAP 8% (WORLDCOM)                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC 6.50% 5/18/04                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC CLL OPT 17.5000 07192003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK  CLL OPT 30.0000 07192003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP   CLL OPT 45.0000 08162003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC  CLL OPT 30.0000 09202003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP   CLL OPT 22.5000 10182003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA PACIFC CLL OPT 17.5000 10182003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK  CLL OPT 30.0000 10182003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GRP N V  CLL OPT 90.0000 01172004          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WTS MOTIENT CORP EXP                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP COM                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY PLC                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE GROUP                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------